Intangible Assets - Significant Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 1,302	€ 933
Customer relationships | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 540	588
Customer relationships | Concur | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	6 years
Customer relationships | Concur | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	10 years
Customer relationships | LeanIX
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 333	345
Remaining Useful Life (in years)	12 years
Customer relationships | WalkMe
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 246	0
Remaining Useful Life (in years)	14 years
Acquired technologies | WalkMe
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 183	€ 0
Remaining Useful Life (in years)	7 years